Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

May 10, 2023
Filed via EDGAR (CIK # 0001655589)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Templeton ETF Trust (“Registrant”)
File Nos. 333-208873 and 811-23124

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 96/100 (the “Amendment”) to the Registrant's Registration Statement on Form N-1A.  The Amendment is being submitted to register a new series of shares of the Registrant, designated as Western Asset Bond ETF (the “Fund”).
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating other timely information contained in the prospectus and statement of additional information relating to the Fund.
Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.